Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Beginning balance, shares at Dec. 31, 2017	5,322,320	25
Beginning balance, amount at Dec. 31, 2017	$ 13,305,800	$ 2,500,000	$ 31,639,189	$ 13,387,739	$ (274,097)	$ (2,622,777)	$ 57,935,854
Comprehensive income
Net income	0	0	0	8,397,532	0	0	8,397,532
Other comprehensive loss	0	0	0	0	(373,487)	0	(373,487)
Total comprehensive income							8,024,045
Cash dividends declared - common stock	0	0	0	(3,799,864)	0	0	(3,799,864)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(103,125)	0	0	(103,125)
Issuance of common stock, shares	59,783	0
Issuance of common stock, amount	$ 149,458	$ 0	897,343	0	0	0	1,046,801
Redemption of preferred stock, shares	0	(5)
Redemption of preferred stock, amount	$ 0	$ (500,000)	0	0	0	0	(500,000)
Ending balance, shares at Dec. 31, 2018	5,382,103	20
Ending balance, amount at Dec. 31, 2018	$ 13,455,258	$ 2,000,000	32,536,532	17,882,282	(647,584)	(2,622,777)	62,603,711
Comprehensive income
Net income				8,824,446			8,824,446
Other comprehensive loss					908,067		908,067
Total comprehensive income							9,732,513
Cash dividends declared - common stock				(3,951,279)			(3,951,279)
Cash dividends declared - preferred stock				(87,500)			(87,500)
Issuance of common stock, shares	67,754
Issuance of common stock, amount	$ 169,385		927,849				1,097,234
Redemption of preferred stock, shares		(5)
Redemption of preferred stock, amount		$ (500,000)					(500,000)
Ending balance, shares at Dec. 31, 2019	5,449,857	15
Ending balance, amount at Dec. 31, 2019	$ 13,624,643	$ 1,500,000	$ 33,464,381	$ 22,667,949	$ 260,483	$ (2,622,777)	$ 68,894,679